Costs and Estimated Earnings on Uncompleted Contracts - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Contractors [Abstract]
Unbilled contract retainage amount	$ 45.8	$ 46.3